OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Assets [Abstract]
OTHER FINANCIAL ASSETS	OTHER FINANCIAL ASSETS
(a)The composition of other financial assets is as follows:

	Current Assets		Non-current assets		Total Assets
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(1) Other financial assets

Deposits in guarantee (aircraft)	25,014	23,057	35,525	32,214	60,539	55,271
Guarantees for margins of derivatives	—	466	—	—	—	466
Other investments	—	—	493	493	493	493
Other guarantees given	28,831	28,207	16,121	21,065	44,952	49,272
Subtotal of other financial assets	53,845	51,730	52,139	53,772	105,984	105,502

(2) Hedging derivative asset

Fair value of interest rate derivatives	—	4,676	—	—	—	4,676
Fair value of foreign currency derivatives	2,690	3,142	—	—	2,690	3,142
Fair value of fuel price derivatives	14,009	7,747	—	—	14,009	7,747
Subtotal of derivative assets	16,699	15,565	—	—	16,699	15,565
Total Other Financial Assets	70,544	67,295	52,139	53,772	122,683	121,067

(b)    The balances composition by currencies of the Other financial assets are as follows:

Type of currency	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Brazilian real	14,076	13,323
Chilean peso	2,801	3,006
Colombian peso	806	1,216
Euro	4,657	4,646
U.S.A dollar	97,144	96,359
Other currencies	3,199	2,517
Total	122,683	121,067
(c) Hedge derivatives
Hedging operation
The fair values of net assets/ (liabilities), by type of derivative, of the contracts held as hedging instruments are presented below:

		As of December 31, 2025	As of December 31, 2024
		ThUS$	ThUS$

Interest rate swaps	(3)	—	4,676
Fuel options	(1)	14,009	7,747
Foreign currency derivative US$/BRL$	(2)	2,690	3,142

(1)Hedge significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.

(2) Hedge significant variations in expected cash flows associated with the market risk implicit in changes in exchange rates, particularly the US$/BRL. These contracts are recorded as cash flow hedge contracts.

(3)They cover significant variations in cash flows associated with the market risk implicit in increases in the SOFR interest rate for long-term loans originated by the operational leases. These contracts are recorded as cash flow hedging contracts.
The Company only maintains cash flow hedges. In the case of fuel and currency hedges, the cash flows subject to said hedges will occur and will impact results in the next 12 months from the date of the consolidated statement of financial position.

All hedging operations have been performed for highly probable transactions. See Note 3.

See Note 24 (g) for reclassification to profit or loss for each hedging operation and Note 17 (b) for deferred taxes related.